Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Sales and other income	$ 1,720	$ 1,435
Product sales	1,706	1,422
Interest, dividends and other	14	13
Cost and expenses	1,068	1,077
Production costs	785	708
Exploration costs	75	57
Related party transactions	(4)	(4)
General and administrative	70	68
Royalties	48	40
Market development costs	1	3
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Interest expense	44	44
Accretion expense	8	7
Employment severance costs	3	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(27)	(2)
Non-hedge derivative (gain)/loss and movement on bonds	(124)	(41)
Income from continuing operations before income tax and equity income in associates	652	358
Taxation expense	(265)	(124)
Equity income in associates	10	9
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	397	243
Less: Net income attributable to noncontrolling interests	(13)	(6)
Net income - attributable to AngloGold Ashanti	384	237
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	383	236
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 1	$ 0.62
Ordinary shares - diluted (USD per share)	$ 0.68	$ 0.53
Ordinary shares - weighted (Shares)	384,276,242	382,859,559
Ordinary shares - diluted weighted (Shares)	418,771,725	417,218,627
Dividend declared per ordinary share (cents)	$ 0.26	$ 0.11
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 1	$ 1
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.5	$ 0.31
Ordinary shares - diluted (USD per share)	$ 0.47	$ 0.29
Ordinary shares - weighted (Shares)	2,569,675	2,782,784
Ordinary shares - diluted weighted (Shares)	2,569,675	2,782,784
Dividend declared per ordinary share (cents)	$ 0.13	$ 0.06

Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 397	$ 243
Other comprehensive income consists of the following:
Translation gain/(loss)	102	(52)
Net loss on cash flow hedges removed from other comprehensive income and reported in income, net of tax	0	0
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	1	(2)
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, net of tax	1	0
Other Comprehensive Income	104	(54)
Comprehensive Income	501	189
Total comprehensive income attributable to:
AngloGold Ashanti	486	184
Noncontrolling interests	15	5
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	0	0
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, tax effect	$ 0

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 2,822	$ 2,631
Cash and cash equivalents	1,216	1,112
Restricted cash	54	35
Receivables	408	351
Trade	62	46
Recoverable taxes, rebates, levies and duties	181	170
Other	165	135
Inventories	973	959
Materials on the leach pad	103	98
Derivatives	0	0
Deferred taxation assets	66	75
Assets held for sale	2	1
Property, plant and equipment, net	6,359	6,123
Acquired properties, net	785	779
Goodwill and other intangibles, net	221	213
Other long-term inventory	31	31
Materials on the leach pad	404	393
Other long-term assets	1,070	1,001
Deferred taxation assets	6	14
Total assets	11,698	11,185
LIABILITIES AND EQUITY
Current liabilities	959	919
Accounts payable and other current liabilities	743	779
Short-term debt	51	30
Short-term debt at fair value	2	2
Tax payable	163	108
Liabilities held for sale	0	0
Other non-current liabilities	67	63
Long-term debt	1,722	1,715
Long-term debt at fair value	676	758
Derivatives	50	93
Deferred taxation liabilities	1,370	1,242
Provision for environmental rehabilitation	667	653
Provision for labor, civil, compensation claims and settlements	36	35
Provision for pension and other post-retirement medical benefits	214	185
Commitments and contingencies	0	0
Equity	5,937	5,522
Share capital - 600,000,000 (2011 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 382,075,676 (2011 - 381,915,437). E ordinary shares issued 2012 - 1,050,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,755	8,740
Accumulated deficit	(2,292)	(2,575)
Accumulated other comprehensive income	(730)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,782	5,382
Noncontrolling interests	155	140
Total liabilities and equity	$ 11,698	$ 11,185

Statement of Financial Position (Parentheticals) (ZAR)	Mar. 31, 2012	Dec. 31, 2011
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	382,075,676	381,915,437
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	1,050,000	1,050,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 576	$ 503
Net income/(loss)	397	243
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(8)	6
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Deferred taxation	102	69
Movement in non-hedge derivatives and bonds	(124)	(41)
Equity income in associates	(10)	(9)
Dividends received from associates	20	30
Other non cash items	16	4
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	22	7
Effect of changes in operating working capital items:
Receivables	(56)	(66)
Inventories	(23)	1
Accounts payable and other current liabilities	51	66
Net cash (used)/generated in investing activities	(381)	(269)
Available for sale investments acquired	0	(3)
Held to maturity investments acquired	(39)	(28)
Contributions to associates and equity accounted joint ventures	(45)	(24)
Interest capitalized and paid	(2)	0
Loans advanced to associates and equity accounted joint ventures	(15)	0
Additions to property, plant and equipment	(312)	(234)
Expenditure on intangible assets	(7)	0
Proceeds on sale of mining assets	1	2
Proceeds on sale of investments	56	15
Proceeds on sale of available for sale investments	0	1
Proceeds on redemption of held to maturity investments	36	14
Proceeds on disposal of equity accounted joint ventures	20	0
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary disposed	0	(11)
Change in restricted cash	(18)	5
Net cash generated/(used) by financing activities	(113)	(194)
Repayments of debt	(4)	(152)
Issuance of stock	0	1
Debt issue costs	(8)	0
Dividends paid to common stockholders	(101)	(43)
Net increase/(decrease) in cash and cash equivalents	82	40
Effect of exchange rate changes on cash	22	(7)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - March 31,	1,216	619
Cash and cash equivalents - January 1, 2011	$ 1,112

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2010	$ 4,589	$ 13	$ 8,670	$ (385)	$ (3,869)	$ 37	$ 123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	243				237		6
Other Comprehensive Income	(54)			(53)			(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		199,875
Stock Issues As Part Of Share Incentive Scheme (Value)	8	0	8
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		0
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		8,085
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	5		5
Dividends	(43)				(43)
Closing balance at Mar. 31, 2011	4,750	13	8,685	(438)	(3,675)	37	128
Closing balance (shares) at Mar. 31, 2011		382,097,099
Opening balance at Dec. 31, 2011	5,522	13	8,740	(832)	(2,575)	36	140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	397				384		13
Other Comprehensive Income	104			102			2
Stock Issues As Part Of Share Incentive Scheme (Shares)		154,406
Stock Issues As Part Of Share Incentive Scheme (Value)	6	0	6
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		2,269
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		3,564
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	0	0	0
Stock based compensation expense	9		9
Dividends	(101)				(101)
Closing balance at Mar. 31, 2012	$ 5,937	$ 13	$ 8,755	$ (730)	$ (2,292)	$ 36	$ 155
Closing balance (shares) at Mar. 31, 2012		383,125,676

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement Of Shareholders Equity [Abstract]
Deferred taxation on cumulative charge	$ 1	$ 1	$ 1	$ 1
The cumulative charge, net of deferred taxation, included in accumulated other comprehensive income in respect of cash flow hedges	$ 2	$ 2	$ 2	$ 2

Basis of Presentation	3 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]

Note A. Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The balance sheet as at December 31, 2011 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's annual report on Form 20-F for the year ended December 31, 2011.

Accounting Developments	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Recently adopted pronouncements

Goodwill impairment testing

In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Inventories	3 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	207	189
Gold on hand (doré/bullion)	64	94
Ore stockpiles	475	454
Uranium oxide and sulfuric acid	25	24
Supplies	305	296
	1,076	1,057
Less: Materials on the leach pad(1)	(103)	(98)
	973	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	404	393
Ore stockpiles	31	31
	435	424
Less: Materials on the leach pad(1)	(404)	(393)
	31	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Debt	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At March 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	Loan facilities
	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. No draw down was made during the three months ended March 31, 2012 under the facility.

	Details of the syndicated revolving credit facility are summarized as follows:

		At March 31, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
				(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

		At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Debt carried at amortized cost (continued)

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited entered into a four-year revolving credit facility of A$600 million with a syndication of banks. Interest is charged at the Bank Bill Swap Bid Rate ("BBSY") plus two percent per annum. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. No draw down was made during the three months ended March 31, 2012 under the facility. A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	664	656
Accrued interest	9	3
	673	659

Convertible bond derivative liability
Balance at beginning of period	92	176
Fair value movements on conversion features of convertible bonds	(43)	(84)
Balance at end of period	49	92

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain and movement on bonds in the income statement. See note F.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at March 31, 2012, the actual share price was $36.92.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	676	758
Accrued interest included in short-term debt at fair value	2	2
	678	760

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	3 Months Ended
Mar. 31, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	6	5
Loss on disposal of land, equipment and assets in South Africa, mineral rights and exploration properties	2	2
Impairment of investments	1	-
Impairment of other receivables	-	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(16)	(8)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(27)	(2)

Taxation expense/(benefit) on above items	4	-

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	3
United States of America	2
Argentina	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(6)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(1)	(1)
Other royalties	(1)	(1)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain	3 Months Ended
Mar. 31, 2012
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	43	17

The net gain recorded in the three months ended March 31, 2012 relates to the fair value movements of the conversion features of convertible bonds.

Movement on bonds

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note D)	81	24

Income Tax	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation expense in the three months ended March 31, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	163	55
Charge for deferred taxation (2)	102	69
	265	124

Income from continuing operations before income tax and equity income in associates	652	358

(1) The higher current taxation is mainly due to higher earnings in Tanzania, South Africa and South America for the three months ended March 31, 2012.

(2) The higher deferred taxation in 2012 mainly relates to the reversal of timing differences in North America and the taxation rate change in Ghana from 25 percent to 35 percent, which is limited to 30 percent for AngloGold Ashanti in terms of the stability agreement between the Company and the Ghanaian government.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	9	38
Reductions for tax positions identified in prior years	-	(3)
Translation	2	(9)
Balance at end of period	89	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	36	29
Recognized in other non-current liabilities (1)	53	49
Balance at end of period	89	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2012		1
Interest accrued as at March 31, 2012		13

Segment Information	3 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among operations.

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	529	564
Continental Africa	728	543
Australasia	115	98
Americas	427	305
Other, including Corporate and Non-gold producing subsidiaries	7	5
	1,806	1,515
Less: Equity method investments included above	(86)	(80)
Total revenues	1,720	1,435

Segment income/(loss)
South Africa	156	197
Continental Africa	302	157
Australasia	33	8
Americas	222	146
Other, including Corporate and Non-gold producing subsidiaries	(29)	(54)
Total segment income	684	454

The following are included in segment income/(loss):

Interest revenue
South Africa	7	4
Continental Africa	2	1
Australasia	1	2
Americas	1	1
Other, including Corporate and Non-gold producing subsidiaries	1	-
Total interest revenue	12	8

Interest expense
South Africa	1	2
Continental Africa	1	-
Other, including Corporate and Non-gold producing subsidiaries	42	42
Total interest expense	44	44

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
Continental Africa	12	15
Other, including Corporate and Non-gold producing subsidiaries	(2)	(6)
Total equity income in associates	10	9

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	684	454
Exploration costs	(75)	(57)
General and administrative expenses	(70)	(68)
Market development costs	(1)	(3)
Non-hedge derivative gain and movement on bonds	124	41
Taxation expense	(265)	(124)
Noncontrolling interests	(13)	(6)
Net income - attributable to AngloGold Ashanti	384	237

	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,091	2,974
Continental Africa	4,562	4,365
Australasia	731	714
Americas	2,636	2,527
Other, including Corporate and Non-gold producing subsidiaries	678	605
Total segment assets	11,698	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1

Income(Loss) Per Share Data	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	282	193
E Ordinary shares undistributed income	1	1
Total undistributed income	283	194

Ordinary shares distributed income	101	43
E Ordinary shares distributed income	-	-
Total distributed income	101	43

Numerator - Net income

Attributable to Ordinary shares	383	236
Attributable to E Ordinary shares	1	1
Total attributable to AngloGold Ashanti	384	237

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	383	236
Interest expense on convertible bonds	18	-
Amortization of issue cost and discount on convertible bonds	8	-
Fair value adjustment on convertible bonds included in income	(124)	-
Income used in calculation of diluted earnings per ordinary share	285	236

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,305,903	381,272,542
Fully vested options(1)	1,970,339	1,587,017
Weighted average number of ordinary shares	384,276,242	382,859,559

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	970,868	834,453
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	418,771,725	417,218,627

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,569,675	2,782,784

(1)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

Employee Benefit Plans	3 Months Ended
Mar. 31, 2012
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Three months ended March 31,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	1	19	2	-
Interest cost	5	4	5	4
Expected return on plan assets	(6)	-	(7)	-
Net periodic benefit cost	-	23	-	4

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2012 (1)	5
	Actual contribution for the three months ended March 31, 2012	2

(1)	The Company's expected contribution to its pension plan in 2012 as disclosed in the Company's Form 20-F for the year ended December 31, 2011.

Other Long-Term Assets	3 Months Ended
Mar. 31, 2012
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	5
Investments in associates - listed	20	15
Investments in equity accounted joint ventures	720	671
Carrying value of equity method investments	745	691

Investment in marketable equity securities - available for sale	85	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	92	85
Restricted cash	24	23
Other non-current assets	105	101
	1,070	1,001

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	52	51
Gross unrealized gains	35	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	85	82

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	1	-

The impairment recognized resulted in a transfer of fair value adjustments to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2012

Aggregate fair value of investments with unrealized losses	-	1	1
Aggregate unrealized losses	-	(2)	(2)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

		At March 31,	At December 31,
		2012	2011
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	8	8
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $11 million (2011: $11 million) and gross unrealized gains of $3 million (2011: $3 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investment mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	92	85
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at March 31, 2012 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Three to seven years	8

	Non-marketable debt securities

	Less than one year	92

	Restricted cash	24	23
	Restricted cash mainly represent cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $42 million (2011: $29 million) to equity accounted joint ventures and associates are included in Other long-term assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

Derivative Instruments	3 Months Ended
Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. As at March 31, 2012, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of $3 million as at March 31, 2012 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense until 2019.

A gain on non-hedge derivatives of $124 million was recorded in the three months ended March 31, 2012 (2011:$41 million). See note F “Non-hedge derivative gain and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company historically utilized derivatives as part of its hedging of the risk. At March 31, 2012, there were no net forward sales contracts, net call options sold and net put options sold.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at March 31, 2012, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2012 amounts to $242 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2012. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at March 31, 2012 and December 31, 2011, are as follows (assets (liabilities)):

	March 31, 2012		December 31, 2011

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,216	1,216	1,112	1,112
Restricted cash	78	78	58	58
Short-term debt	(51)	(51)	(30)	(30)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,722)	(1,861)	(1,715)	(1,857)
Long-term debt at fair value	(676)	(676)	(758)	(758)
Derivatives	(50)	(50)	(93)	(93)
Marketable equity securities - available for sale	85	85	82	82
Marketable debt securities - held to maturity	8	11	8	11
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	92	92	85	85

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

Fair value of the derivative liabilities split by accounting designation

		At March 31, 2012
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(49)	(49)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(50)	(50)

		At December 31, 2011
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	Non-hedge derivative gain and movement on bonds recognized
		Three months ended March 31,
		2012	2011
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	43	14
	Warrants on shares	-	3
	Fair value movement on mandatory convertible bonds	81	24

	Non-hedge derivative gain and movement on bonds	124	41

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2011
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At March 31,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	370
Authorized by the directors but not yet contracted for	1,444
1,814
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At March 31,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	91
Other tax disputes - Brazil (4)	42
Indirect taxes - Ghana (5)	14
Tax disputes - Tanzania (6)	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-

Contingent assets

Royalty - Boddington Gold Mine (8)	-
Royalty - Tau Lekoa Gold Mine (9)	-

Financial guarantees

Oro Group surety (10)	13
AngloGold Ashanti USA reclamation bonds (11)	101
AngloGold Ashanti Australia environmental bonds (12)	33
AngloGold Ashanti environmental guarantees (13)	175
Guarantee provided for syndicated revolving credit facility (14)	-
Guarantee provided for mandatory convertible bonds (15)	791
Guarantee provided for rated bonds (16)	1,026
Guarantee provided for convertible bonds (17)	742
Guarantee provided for A$ syndicated revolving credit facility (18)	-

Hedging guarantees
Gold delivery guarantees (19)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (20)	-
Geita Management Company Limited ("GMC") hedging guarantees (21)	-

3,028

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep ground water pollution - South Africa

The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At March 31,
		2012
		(unaudited)
		(in US Dollars, millions)

(3)	Sales tax on gold deliveries - Brazil

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to the end of May 2006. AngloGold Ashanti Córrego do Sitío Mineração S.A. manages the operation. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011, the administrative council’s second chamber approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“Comex”) for review and verification. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The Company's attributable share of the assessments are as follows:
	First assessment	56
	Second assessment	35
		91

(4)	Other tax disputes - Brazil

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The Company’s attributable share of the assessment is approximately:	10

	In addition, in November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	23

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	9
		42

		At March 31,
		2012
		(unaudited)
		(in US Dollars, millions)

(5)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	14

(6)	Tax disputes - Tanzania

Geita Gold Mine Limited ("GGML") and Samax Resources Limited (Tanzania Branch) received a letter from the Tanzania Revenue Authority ("TRA") dated March 15, 2012.

The TRA advised that it intends to issue assessments or demands in relation to a number of tax matters. The Company intends to defend the assessments and demands. As no assessments or demands have been received to date, no reasonable estimate can be made for the obligation.

(7)	ODMWA litigation

	The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeal in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited on the basis that an employer is indemnified against such a claim for damages by virtue of the provisions of section 35 of the Compensation for Occupational Injuries and Diseases Act, 1993 ("COIDA"). A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011. The Constitutional Court held that section 35 of COIDA does not indemnify the employer against such claims.

	Mr Mankayi passed away subsequent to the hearing in the Supreme Court of Appeal. Following the Constitutional Court judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti Limited.

	The Company will defend the case and any subsequent claims on their merits. Should other individuals or groups lodge similar claims, these too will be defended by the Company and adjudicated by the Courts on their merits. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made of this possible obligation.

(8)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Total royalties received and receivable to date	56

(9)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 219,005 ounces produced have been received to date.

	Royalties received in cash during the three months ended March 31, 2012	1

At March 31,
2012
(unaudited)
(in US Dollars, millions)

(10)	Oro Group surety	13

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(11)	AngloGold Ashanti USA reclamation bonds	101

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(12)	AngloGold Ashanti Australia environmental bonds	33

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(13)	AngloGold Ashanti environmental guarantees	175

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(14)	Guarantee provided for syndicated revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four-year revolving credit facility.

	The total amount outstanding under this facility as at March 31, 2012 amounted to:	-

At March 31,
2012
(unaudited)
(in US Dollars, millions)

(15)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(16)	Guarantee provided for rated bonds	1,026

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(17)	Guarantee provided for convertible bonds	742

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(18)	Guarantee provided for A$ syndicated revolving credit facility

AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, has each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at March 31, 2012 amounted to:	-

(19)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At March 31, 2012 the Company had no open gold hedge contracts.

(20)	ATS hedging guarantees	-

The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements. At March 31, 2012 the Company had no open gold hedge contracts. The guarantee was cancelled subsequent to quarter end.

(21)	GMC hedging guarantees	-

The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements. At March 31, 2012 the Company had no open gold hedge contracts. The guarantee was cancelled subsequent to quarter end.

Recent Developments	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

On May 29, 2012, AngloGold Ashanti, which currently holds, through a subsidiary, a 50 percent interest in the Serra Grande (“Crixás”) mine in Brazil, agreed to acquire the remaining 50 percent stake in the mine from Kinross Gold Corporation for $220 million in cash. The transaction which will be funded from existing cash reserves and debt facilities; is expected to be completed during the second quarter of 2012, and is subject to the fulfillment of various conditions.

On June 14, 2012, AngloGold Ashanti announced that the First Uranium Corporation shareholders and security holders approved, in a general meeting, the proposed acquisition by AngloGold Ashanti of First Uranium (Pty) Ltd, the owner of Mine Waste Solutions in South Africa, for a cash consideration of $335 million. The transaction which was originally announced on March 2, 2012 is expected to close before the end of June 2012, subject to the remaining conditions precedent being fulfilled. Mine Waste Solutions is a recently commissioned tailings retreatment operation located in South Africa's Vaal River region and in the immediate proximity of AngloGold Ashanti's own tailings facilities.

Declaration of Dividends	3 Months Ended
Mar. 31, 2012
Dividends [Abstract]
Declaration of Dividend [Text Block]
	Details of the final dividends of 2011 and interim dividends of 2012 are set forth in the table below:

		Ordinary shareholders				E ordinary shareholders
		Final dividend	Interim dividends			Final dividend	Interim dividends
		2011	2012		2011	2012

	Declaration date	Feb 14, 2012	May 8, 2012		Feb 14, 2012	May 8, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Mar 9, 2012	Jun 1, 2012
	Payment date - Ordinary / E ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Mar 16, 2012	Jun 8, 2012
	Payment date - CDIs	Mar 16, 2012	Jun 8, 2012		-	-
	Payment date - GhDSs	Mar 19, 2012	Jun 11, 2012		-	-
	Payment date - ADSs	Mar 26, 2012	Jun 18, 2012		-	-

	Dividend amount per share - declared (US cents)	26.401	11.806		13.201	5.903

	Dividend amount per share - declared (South African cents)	200.0	100.0		100.0	50.0

	Dividend amount per share - paid (US cents)	26.401	10.035	(1)	13.201	5.018	(1)
	Dividend amount per share - paid (South African cents)	200.0	85.0	(1)	100.0	42.5	(1)

(1)	Net of 15 percent withholding tax.

	During the third quarter of 2011, the Company changed its frequency of dividend payments to quarterly rather than half-yearly.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	3 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at March 31, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,216			1,216
Marketable equity securities	85			85
Mandatory convertible bonds	(678)			(678)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(49)		(49)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:

2012

Market quoted bond price (percent)	109.625
Fair value of bond excluding conversion feature (percent)	102.930
Fair value of conversion feature (percent)	6.695
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Supplemental Condensed Consolidating Financial Information	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	554	1	1,201	(36)	1,720

Product sales	524	-	1,182	-	1,706
Interest, dividends and other	30	1	19	(36)	14

Costs and expenses	437	25	644	(38)	1,068

Production costs	281	-	504	-	785
Exploration costs	8	2	65	-	75
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	50	(3)	15	8	70
Royalties paid	12	-	36	-	48
Market development costs	-	-	1	-	1
Depreciation, depletion and amortization	80	-	109	-	189
Interest expense	1	17	26	-	44
Accretion expense	3	-	5	-	8
Employment severance costs	2	-	1	-	3
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	9	6	(46)	(27)
Non-hedge derivative gain and movement on bonds	-	-	(124)	-	(124)

Income/(loss) before income tax provision	117	(24)	557	2	652
Taxation expense	(38)	(1)	(226)	-	(265)
Equity income in associates	5	5	-	-	10
Equity income/(loss) in subsidiaries	310	185	-	(495)	-
Income/(loss) from continuing operations	394	165	331	(493)	397
Preferred stock dividends	(10)	-	(10)	20	-
Net income/(loss)	384	165	321	(473)	397
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	384	165	308	(473)	384

Comprehensive income	486	171	333	(489)	501
Comprehensive income attributable to noncontrolling interests	-	-	(15)	-	(15)
Comprehensive income attributable to AngloGold Ashanti	486	171	318	(489)	486

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	591	-	884	(40)	1,435

Product sales	560	-	862	-	1,422
Interest, dividends and other	31	-	22	(40)	13

Costs and expenses	412	30	627	8	1,077

Production costs	251	-	457	-	708
Exploration costs	4	4	49	-	57
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	56	9	6	(3)	68
Royalties paid	14	-	26	-	40
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Interest expense	2	17	25	-	44
Accretion expense	3	-	4	-	7
Employment severance costs	3	-	1	-	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	-	11	(2)
Non-hedge derivative gain and movement on bonds	-	-	(41)	-	(41)

Income/(loss) before income tax provision	179	(30)	257	(48)	358
Taxation expense	(59)	-	(65)	-	(124)
Equity income in associates	7	2	-	-	9
Equity income/(loss) in subsidiaries	123	111	-	(234)	-
Income/(loss) from continuing operations	250	83	192	(282)	243
Preferred stock dividends	(13)	-	(13)	26	-
Net income/(loss)	237	83	179	(256)	243
Less: Net income attributable to noncontrolling interests	-	-	(6)	-	(6)

Net income/(loss) - attributable to AngloGold Ashanti	237	83	173	(256)	237

Comprehensive income	184	83	192	(270)	189
Comprehensive income attributable to noncontrolling interests	-	-	(5)	-	(5)
Comprehensive income attributable to AngloGold Ashanti	184	83	187	(270)	184

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT MARCH 31, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	943	2,575	3,708	(4,404)	2,822
Cash and cash equivalents	295	521	400	-	1,216
Restricted cash	1	-	53	-	54
Receivables, inter-group balances and other current assets	647	2,054	3,255	(4,404)	1,552
Property, plant and equipment, net	2,070	-	4,289	-	6,359
Acquired properties, net	174	-	611	-	785
Goodwill	-	-	199	(16)	183
Other intangibles, net	15	-	23	-	38
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	404	-	404
Other long-term assets and deferred taxation assets	4,779	4,141	853	(8,697)	1,076

Total assets	7,981	6,716	10,118	(13,117)	11,698

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,077	1,571	3,078	(4,767)	959
Other non-current liabilities	53	-	47	(33)	67
Long-term debt	35	994	1,369	-	2,398
Derivatives	-	-	50	-	50
Deferred taxation liabilities	675	-	690	5	1,370
Provision for environmental rehabilitation	159	-	508	-	667
Other accrued liabilities	-	-	36	-	36
Provision for pension and other post-retirement medical benefits	200	-	14	-	214
Commitments and contingencies	-	-	-	-	-
Equity	5,782	4,151	4,326	(8,322)	5,937
Stock issued	13	5,320	897	(6,217)	13
Additional paid in capital	8,755	460	219	(679)	8,755
Accumulated (deficit)/profit	(2,292)	(1,629)	(1,046)	2,675	(2,292)
Accumulated other comprehensive income and reserves	(694)	-	4,102	(4,102)	(694)
Total AngloGold Ashanti stockholders' equity	5,782	4,151	4,172	(8,323)	5,782
Noncontrolling interests	-	-	154	1	155

Total liabilities and equity	7,981	6,716	10,118	(13,117)	11,698

Condensed consolidating balance sheets
AT DECEMBER 31, 2011
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015

Total assets	7,311	6,027	9,740	(11,893)	11,185

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated (deficit)/profit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	108	(38)	526	(20)	576
Net income/(loss)	384	165	321	(473)	397
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	9	24	(46)	(8)
Depreciation, depletion and amortization	80	-	109	-	189
Impairment of assets	-	-	-	-	-
Deferred taxation	5	-	97	-	102
Other non cash items	(404)	(190)	(3)	499	(98)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	20	-	2	-	22

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	39	(35)	(4)	-	-
Receivables	(18)	(1)	(37)	-	(56)
Inventories	(8)	-	(15)	-	(23)
Accounts payable and other current liabilities	5	14	32	-	51

Net cash used in investing activities	(108)	(21)	(252)	-	(381)
Increase in non-current investments	-	(41)	(43)	-	(84)
Net associates and equity accounted joint ventures loans advanced	-	-	(15)	-	(15)
Additions to property, plant and equipment	(103)	-	(209)	-	(312)
Interest capitalized and paid	-	-	(2)	-	(2)
Expenditure on intangible assets	(5)	-	(2)	-	(7)
Proceeds on sale of mining assets	-	-	1	-	1
Proceeds on sale of investments	-	20	36	-	56
Change in restricted cash	-	-	(18)	-	(18)

Net cash (used)/generated by financing activities	(111)	122	(144)	20	(113)
Repayments of debt	-	-	(4)	-	(4)
Issuance of stock	-	77	(77)	-	-
Debt issue costs	-	-	(8)	-	(8)
Dividends (paid)/received	(111)	45	(55)	20	(101)

Net (decrease)/increase in cash and cash equivalents	(111)	63	130	-	82
Effect of exchange rate changes on cash	18	-	4	-	22
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – March 31,	295	521	400	-	1,216

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	272	41	216	(26)	503
Net income/(loss)	237	83	179	(256)	243
Reconciled to net cash provided by/(used) in operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(13)	-	8	11	6
Depreciation, depletion and amortization	94	-	98	-	192
Impairment of assets	1	-	-	-	1
Deferred taxation	56	-	13	-	69
Other non cash items	(165)	(113)	43	219	(16)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	2	-	5	-	7

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	75	57	(132)	-	-
Receivables	(3)	-	(63)	-	(66)
Inventories	3	-	(2)	-	1
Accounts payable and other current liabilities	(15)	14	67	-	66

Net cash used in investing activities	(85)	(19)	(165)	-	(269)
Increase in non-current investments	-	(19)	(36)	-	(55)
Additions to property, plant and equipment	(95)	-	(139)	-	(234)
Proceeds on sale of mining assets	1	-	1	-	2
Proceeds on sale of investments	-	-	15	-	15
Proceeds on disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	5	-	5

Net cash (used)/generated by financing activities	(154)	20	(86)	26	(194)
Repayments of debt	(99)	(50)	(3)	-	(152)
Issuance of stock	1	40	(40)	-	1
Dividends (paid)/received	(56)	30	(43)	26	(43)

Net increase/(decrease) in cash and cash equivalents	33	42	(35)	-	40
Effect of exchange rate changes on cash	(4)	-	(3)	-	(7)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – March 31,	181	156	282	-	619

Accounting Developments (Policies)	3 Months Ended
Mar. 31, 2012
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Goodwill impairment testing
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.

Inventories (Tables)	3 Months Ended
Mar. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	207	189
Gold on hand (doré/bullion)	64	94
Ore stockpiles	475	454
Uranium oxide and sulfuric acid	25	24
Supplies	305	296
	1,076	1,057
Less: Materials on the leach pad(1)	(103)	(98)
	973	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	404	393
Ore stockpiles	31	31
	435	424
Less: Materials on the leach pad(1)	(404)	(393)
	31	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Debt (Tables)	3 Months Ended
Mar. 31, 2012
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At March 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Schedule Of Line Of Credit Facilities [Text Block]

	Loan facilities
	On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. No draw down was made during the three months ended March 31, 2012 under the facility.

	Details of the syndicated revolving credit facility are summarized as follows:

		At March 31, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
				(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

		At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-
				1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	664	656
Accrued interest	9	3
	673	659

Convertible bond derivative liability
Balance at beginning of period	92	176
Fair value movements on conversion features of convertible bonds	(43)	(84)
Balance at end of period	49	92

Schedule Of Mandatory Convertible Debt [Text Block]
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	676	758
Accrued interest included in short-term debt at fair value	2	2
	678	760

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	3 Months Ended
Mar. 31, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	6	5
Loss on disposal of land, equipment and assets in South Africa, mineral rights and exploration properties	2	2
Impairment of investments	1	-
Impairment of other receivables	-	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(16)	(8)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(27)	(2)

Taxation expense/(benefit) on above items	4	-

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	3
United States of America	2
Argentina	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(6)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(1)	(1)
Other royalties	(1)	(1)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain (Tables)	3 Months Ended
Mar. 31, 2012
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	43	17

The net gain recorded in the three months ended March 31, 2012 relates to the fair value movements of the conversion features of convertible bonds.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note D)	81	24

Income Tax (Tables)	3 Months Ended
Mar. 31, 2012
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the three months ended March 31, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	163	55
Charge for deferred taxation (2)	102	69
	265	124

Income from continuing operations before income tax and equity income in associates	652	358

(1) The higher current taxation is mainly due to higher earnings in Tanzania, South Africa and South America for the three months ended March 31, 2012.

(2) The higher deferred taxation in 2012 mainly relates to the reversal of timing differences in North America and the taxation rate change in Ghana from 25 percent to 35 percent, which is limited to 30 percent for AngloGold Ashanti in terms of the stability agreement between the Company and the Ghanaian government.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	9	38
Reductions for tax positions identified in prior years	-	(3)
Translation	2	(9)
Balance at end of period	89	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	36	29
Recognized in other non-current liabilities (1)	53	49
Balance at end of period	89	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2012		1
Interest accrued as at March 31, 2012		13

Segment information (Tables)	3 Months Ended
Mar. 31, 2012
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	7	4
Continental Africa	2	1
Australasia	1	2
Americas	1	1
Other, including Corporate and Non-gold producing subsidiaries	1	-
Total interest revenue	12	8

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	1	2
Continental Africa	1	-
Other, including Corporate and Non-gold producing subsidiaries	42	42
Total interest expense	44	44

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,091	2,974
Continental Africa	4,562	4,365
Australasia	731	714
Americas	2,636	2,527
Other, including Corporate and Non-gold producing subsidiaries	678	605
Total segment assets	11,698	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	684	454
Exploration costs	(75)	(57)
General and administrative expenses	(70)	(68)
Market development costs	(1)	(3)
Non-hedge derivative gain and movement on bonds	124	41
Taxation expense	(265)	(124)
Noncontrolling interests	(13)	(6)
Net income - attributable to AngloGold Ashanti	384	237

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
Continental Africa	12	15
Other, including Corporate and Non-gold producing subsidiaries	(2)	(6)
Total equity income in associates	10	9

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	156	197
Continental Africa	302	157
Australasia	33	8
Americas	222	146
Other, including Corporate and Non-gold producing subsidiaries	(29)	(54)
Total segment income	684	454

Segments, Geographical Areas [Abstract]
Revenues by area
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	529	564
Continental Africa	728	543
Australasia	115	98
Americas	427	305
Other, including Corporate and Non-gold producing subsidiaries	7	5
	1,806	1,515
Less: Equity method investments included above	(86)	(80)
Total revenues	1,720	1,435

Income(Loss) Per Share Data (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	282	193
E Ordinary shares undistributed income	1	1
Total undistributed income	283	194

Ordinary shares distributed income	101	43
E Ordinary shares distributed income	-	-
Total distributed income	101	43

Numerator - Net income

Attributable to Ordinary shares	383	236
Attributable to E Ordinary shares	1	1
Total attributable to AngloGold Ashanti	384	237

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	383	236
Interest expense on convertible bonds	18	-
Amortization of issue cost and discount on convertible bonds	8	-
Fair value adjustment on convertible bonds included in income	(124)	-
Income used in calculation of diluted earnings per ordinary share	285	236

Schedule of Weighted Average Number of Shares [Table Text Block]

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,305,903	381,272,542
Fully vested options(1)	1,970,339	1,587,017
Weighted average number of ordinary shares	384,276,242	382,859,559

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	970,868	834,453
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	418,771,725	417,218,627

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,569,675	2,782,784

Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Three months ended March 31,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	1	19	2	-
Interest cost	5	4	5	4
Expected return on plan assets	(6)	-	(7)	-
Net periodic benefit cost	-	23	-	4

Other Long-Term Assets (Tables)	3 Months Ended
Mar. 31, 2012
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At March 31,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	5
Investments in associates - listed	20	15
Investments in equity accounted joint ventures	720	671
Carrying value of equity method investments	745	691

Investment in marketable equity securities - available for sale	85	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	92	85
Restricted cash	24	23
Other non-current assets	105	101
	1,070	1,001

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	52	51
Gross unrealized gains	35	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	85	82

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	1	-

The impairment recognized resulted in a transfer of fair value adjustments to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2012

Aggregate fair value of investments with unrealized losses	-	1	1
Aggregate unrealized losses	-	(2)	(2)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2012
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2012 amounts to $242 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2012. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair Value By Balance Sheet Grouping [Text Block]
	March 31, 2012		December 31, 2011

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,216	1,216	1,112	1,112
Restricted cash	78	78	58	58
Short-term debt	(51)	(51)	(30)	(30)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,722)	(1,861)	(1,715)	(1,857)
Long-term debt at fair value	(676)	(676)	(758)	(758)
Derivatives	(50)	(50)	(93)	(93)
Marketable equity securities - available for sale	85	85	82	82
Marketable debt securities - held to maturity	8	11	8	11
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	92	92	85	85

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

Fair value of the derivative liabilities split by accounting designation

		At March 31, 2012
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(49)	(49)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(50)	(50)

		At December 31, 2011
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Non-hedge derivative gain and movement on bonds recognized
		Three months ended March 31,
		2012	2011
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	43	14
	Warrants on shares	-	3
	Fair value movement on mandatory convertible bonds	81	24

	Non-hedge derivative gain and movement on bonds	124	41

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2011
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At March 31,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	370
Authorized by the directors but not yet contracted for	1,444
1,814
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At March 31,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution - South Africa (2)	-
Sales tax on gold deliveries - Brazil (3)	91
Other tax disputes - Brazil (4)	42
Indirect taxes - Ghana (5)	14
Tax disputes - Tanzania (6)	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (7)	-

Contingent assets

Royalty - Boddington Gold Mine (8)	-
Royalty - Tau Lekoa Gold Mine (9)	-

Financial guarantees

Oro Group surety (10)	13
AngloGold Ashanti USA reclamation bonds (11)	101
AngloGold Ashanti Australia environmental bonds (12)	33
AngloGold Ashanti environmental guarantees (13)	175
Guarantee provided for syndicated revolving credit facility (14)	-
Guarantee provided for mandatory convertible bonds (15)	791
Guarantee provided for rated bonds (16)	1,026
Guarantee provided for convertible bonds (17)	742
Guarantee provided for A$ syndicated revolving credit facility (18)	-

Hedging guarantees
Gold delivery guarantees (19)	-
Ashanti Treasury Services Limited ("ATS") hedging guarantees (20)	-
Geita Management Company Limited ("GMC") hedging guarantees (21)	-

3,028

Declaration of Dividends (Tables)	3 Months Ended
Mar. 31, 2012
Dividends [Abstract]
Shedule Of Dividend [Text Block]
	Details of the final dividends of 2011 and interim dividends of 2012 are set forth in the table below:

		Ordinary shareholders				E ordinary shareholders
		Final dividend	Interim dividends			Final dividend	Interim dividends
		2011	2012		2011	2012

	Declaration date	Feb 14, 2012	May 8, 2012		Feb 14, 2012	May 8, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Mar 9, 2012	Jun 1, 2012
	Payment date - Ordinary / E ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Mar 16, 2012	Jun 8, 2012
	Payment date - CDIs	Mar 16, 2012	Jun 8, 2012		-	-
	Payment date - GhDSs	Mar 19, 2012	Jun 11, 2012		-	-
	Payment date - ADSs	Mar 26, 2012	Jun 18, 2012		-	-

	Dividend amount per share - declared (US cents)	26.401	11.806		13.201	5.903

	Dividend amount per share - declared (South African cents)	200.0	100.0		100.0	50.0

	Dividend amount per share - paid (US cents)	26.401	10.035	(1)	13.201	5.018	(1)
	Dividend amount per share - paid (South African cents)	200.0	85.0	(1)	100.0	42.5	(1)

(1)	Net of 15 percent withholding tax.

	During the third quarter of 2011, the Company changed its frequency of dividend payments to quarterly rather than half-yearly.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at March 31, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	1,216			1,216
Marketable equity securities	85			85
Mandatory convertible bonds	(678)			(678)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(49)		(49)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:

2012

Market quoted bond price (percent)	109.625
Fair value of bond excluding conversion feature (percent)	102.930
Fair value of conversion feature (percent)	6.695
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Statement of Earnings - Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three months ended March 31,
	2012	2011
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)

Net income
Ordinary shares	100	62
E Ordinary shares	50	31
Ordinary shares - diluted	68	53
E Ordinary shares - diluted	47	29

Weighted average number of shares used in computation
Ordinary shares	384,276,242	382,859,559
Ordinary shares - diluted	2,569,675	417,218,627
E Ordinary shares - basic and diluted	418,771,725	2,782,784

Dividend declared per ordinary share (cents)	26	11
Dividend declared per E ordinary share (cents)	13	6

Inventories (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Metals in process	$ 207	$ 189
Gold on hand (dore/bullion)	64	94
Ore stockpiles	475	454
Uranium oxide and sulfuric acid	25	24
Supplies	305	296
Inventory Gross	1,076	1,057
Less: Materials on the leach pad	(103)	(98)
Net Short Term Inventories	973	959
Inventory, Noncurrent [Abstract]
Metals in process	404	393
Ore stockpiles	31	31
Inventory Gross Long Term	435	424
Less: Materials on the leach pad	(404)	(393)
Inventory, Noncurrent	$ 31	$ 31

Debt (Details)	3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 22, 2009 USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Mar. 31, 2012 Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Ten Year Unsecured Notes [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Mar. 31, 2012 Thirty Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Thirty Year Unsecured Notes [Member] USD ($)	Mar. 31, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Mar. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Mar. 31, 2011 Mandatory Convertible Bonds [Member]	Mar. 31, 2012 Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility [Member] USD ($)	Mar. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 92,000,000	$ 176,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(43,000,000)	(84,000,000)
Balance at end of period	49,000,000	92,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]					5.38%	5.38%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility	1,000,000,000	1,000,000,000														1,000,000,000		1,000,000,000
Debt Instrument [Abstract]
Total Offering	1,000,000,000	1,000,000,000			700,000,000	700,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount	(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility	0	0														0		0
Accrued interest	26,000,000	12,000,000			17,000,000	8,000,000		9,000,000	4,000,000	9,000,000	3,000,000		2,000,000	2,000,000
Unsecured Debt [Abstract]
Total carrying value	1,020,000,000	1,006,000,000			716,000,000	707,000,000		304,000,000	299,000,000	673,000,000	659,000,000		678,000,000	760,000,000
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000	1,000,000,000														1,000,000,000	1,000,000,000	1,000,000,000	600,000,000
Long-term debt duration (years)				10-year			30-year			5-year							4-year		four year
Interest Rate [Percent]																LIBOR + 1.75		LIBOR + 1.75	BBSY plus two percent per annum
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																0.70%		0.70%	50.00%
Frequency of Commitment Fee description																			quarterly in arrears
Convertible at initial conversion price (Per ADS)												$ 47.6126
Senior unsecured fixed rate bonds										664,000,000	656,000,000
Long-term Debt, Fair Value	676,000,000	758,000,000											676,000,000	758,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share										100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal										$ 130,000
Convertible Debt, Dealing Days										20 consecutive dealing days
Convertible Debt Notice Period (Number of days)										five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion [number of shares]													18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)													$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion [number of shares]													14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)													$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)													$ 36.92

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 6	$ 5
Impairment of investments	1	0
Impairment of other receivables	0	1
Royalties Received	(16)	(8)
Loss on disposal of land, equipment and assets in South Africa, mineral rights and exploration properties	2	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(27)	(2)
Tax Expense (Benefit) On Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	4	0
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(2)
AGA - Polymetal Strategic Alliance [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (20)	$ 0

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 6	$ 5
Impairment of investments	1	0
Royalties Received	(16)	(8)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(14)	(6)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(1)	(1)
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(1)	(1)
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		5
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	3
United States of America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 1

Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 43	$ 17
Fair value movements on conversion features of convertible bonds	(43)		(84)
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 81	$ 24

Income Tax (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 163	$ 55
Charge/(benefit) for deferred taxation	102	69
Total income and mining tax expense	265	124
Current Rate of Tax (Percent)	25.00%
Tax Rate As Per Stability Agreement (Percent)	30.00%
Change In Enacted Tax Rate (Percent)	35.00%
Income from continuing operations before income tax and equity income in associates	652	358
Income Tax Uncertainties [Abstract]
Balance at beginning of period	78	52	52
Additions for tax positions identified in prior years	9		38
Reductions for tax positions identified in prior years	0		(3)
Translation	2		(9)
Balance at end of period	89		78
Recognized as a reduction of deferred tax assets	36		29
Recognized in other non-current liabilities	53		49
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the three months ended March 31, 2012		1
Interest accrued as at March 31, 2012		$ 13

Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 2		$ 1
Interest Revenue (Expense), Net [Abstract]
Interest revenue	12	8
Interest expense	44	44
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	10	9
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,806	1,515
Sales and other income	1,720	1,435
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	684	454
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	684	454
Exploration Cost	(75)	(57)
General and administrative expenses	(70)	(68)
Market development costs	(1)	(3)
Non-hedge derivative gain/(loss) and movement on bonds	124	41
Taxation expense	(265)	(124)
Noncontrolling interests	(13)	(6)
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	11,698		11,185
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	2		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	7	4
Interest expense	1	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	529	564
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	156	197
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	156	197
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	3,091		2,974
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1
Interest expense	1	0
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	12	15
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	728	543
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	302	157
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	302	157
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	4,562		4,365
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	115	98
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	33	8
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	33	8
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	731		714
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	427	305
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	222	146
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	222	146
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	2,636		2,527
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	0
Interest expense	42	42
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(2)	(6)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	7	5
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(29)	(54)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(29)	(54)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	678		605
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	$ (86)	$ (80)

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 283	$ 194
Distributed Earnings [Abstract]
Total distrubuted income	101	43
Numerator - Net income
Net Income	384	237
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Interest expense on convertible bonds	18	0
Amortization of issue cost and discount on convertible bonds	8	0
Fair value adjustment on convertible bonds included in income	(124)	0
Income used in calculation of diluted earnings per ordinary share	285	236
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	282	193
Distributed Earnings [Abstract]
Total distrubuted income	101	43
Numerator - Net income
Net Income	383	236
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	382,305,903	381,272,542
Fully Vested Options [Shares]	1,970,339	1,587,017
Weighted Average Number of Shares Outstanding, Basic [Shares]	384,276,242	382,859,559
Weighted Average Number of Shares Outstanding, Diluted [Shares]	418,771,725	417,218,627
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]	970,868	834,453
Dilutive potential of convertible bonds [Shares]	33,524,615	33,524,615
Dilutive potential of E Ordinary shares [Shares]	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	383	236
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	1	1
Distributed Earnings [Abstract]
Total distrubuted income	0	0
Numerator - Net income
Net Income	1	1
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Outstanding, Basic [Shares]	2,569,675	2,782,784
Weighted Average Number of Shares Outstanding, Diluted [Shares]	2,569,675	2,782,784
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 1	$ 1

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Pension Plans Defined Benefit [Member]	Mar. 31, 2011 Pension Plans Defined Benefit [Member]	Mar. 31, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]	Mar. 31, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 1	$ 2	$ 19	$ 0
Interest Cost			5	5	4	4
Expected Return on plan assets			(6)	(7)	0	0
Net periodic benefit costs			0	0	23	4
Actual contribution for the three months ended March 31, 2012	2
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected contribution for 2012		$ 5

Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2012 number	Dec. 31, 2011	Mar. 31, 2012 South Africa [Member] First Uranium Corporation [Member]	Mar. 31, 2011 South Africa [Member] First Uranium Corporation [Member]	Mar. 31, 2012 Investments In Unlisted Associates [Member]	Dec. 31, 2011 Investments In Unlisted Associates [Member]	Mar. 31, 2012 Investments In Listed Associates [Member]	Dec. 31, 2011 Investments In Listed Associates [Member]	Mar. 31, 2012 Corporate Joint Venture [Member]	Dec. 31, 2011 Corporate Joint Venture [Member]
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 0	$ 8
Aggregate fair value of investments with unrealized losses (more than 12 months)	1	0
Aggregate fair value of investments with unrealized losses (Total)	1	8
Aggregate unrealized losses (less than 12 months)	0	(3)
Aggregate unrealized losses (more than 12 months)	2	0
Aggregate unrealized losses (Total)	(2)	(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	52	51
Gross unrealized gains	35	34
Gross unrealized losses	(2)	(3)
Fair value (net carrying value)	85	82
Number Of Investments	3
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	92
Marketable debt securities - held to maturity	8	8
Restricted cash	24	23
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	42	29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	85	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost Method Investments	9	9
Investment in non-marketable debt securities - held to maturity	92	85
Restricted cash	24	23
Other non-current assets	105	101
Other long-term assets	1,070	1,001
Held To Maturity Securities Fair Value	11	11
Held-to-maturity Securities, Unrecognized Holding Gain	3	3
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	745	691			5	5	20	15	720	671
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized			$ 1	$ 0

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
Gain/(loss) on non-hedge derivatives	(43)	(17)
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	0
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	124	41
Non-hedge derivative (gain)/loss and movement on bonds	124	41
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(50)		(93)
Derivative Assets Current	0		0
Derivative Liabilities, Noncurrent	(50)		(93)
Derivative Liabilities	(50)		(93)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Amount of (gain)/loss recognized in income (ineffective portion)	0	0
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(2)
Changes in fair value and other movements recognized - after tax	0	0
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	242
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,216	619	1,112	586
Short-term debt	(51)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,722)		(1,715)
Long-term debt at fair value	(676)		(758)
Investment in marketable equity securites - available for sale	85		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	92		85
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,216		1,112
Restricted cash	78		58
Short-term debt	(51)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,722)		(1,715)
Long-term debt at fair value	(676)		(758)
Derivatives	50		93
Investment in marketable equity securites - available for sale	85		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	92		85
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	1,216		1,112
Restricted cash	78		58
Short-term debt	(51)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,861)		(1,857)
Long-term debt at fair value	(676)		(758)
Derivatives	50		93
Investment in marketable equity securites - available for sale	85		82
Investment in marketable debt securities - held to maturity	11		11
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	92		85
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(49)		(92)
Derivative Liabilities, Noncurrent	(49)		(92)
Embedded Derivatives [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(1)		(1)
Derivative Liabilities, Noncurrent	(1)		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	43	14
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Warrant [Member] | Equity [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	0	3
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 81	$ 24

Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended						3 Months Ended					3 Months Ended										3 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Syndicated Revolving Credit Facility [Member] USD ($)	Mar. 31, 2012 Rated Bonds [Member] USD ($)	Mar. 31, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Mar. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Mar. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Mar. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Mar. 31, 2012 Ten Year Unsecured Notes [Member] USD ($)	Mar. 31, 2012 Thirty Year Unsecured Notes [Member] USD ($)	Mar. 31, 2012 South Africa [Member] USD ($)	Mar. 31, 2012 Brazil [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Mar. 31, 2012 Ghana [Member] USD ($)	Mar. 31, 2012 Tanzania [Member] USD ($)	Mar. 31, 2012 Ashanti Treasury Services Limited [Member] USD ($)	Mar. 31, 2012 Geita Management Company Limited [Member] USD ($)	Mar. 31, 2012 Boddington Gold Mine [Member] USD ($)	Mar. 31, 2012 Tau Lekoa Gold Mine [Member] USD ($) Oz	Mar. 31, 2012 Tau Lekoa Gold Mine [Member]	Mar. 31, 2012 Oro Group [Member] USD ($)	Mar. 31, 2012 Oro Group [Member] ZAR	Mar. 31, 2012 Anglo Gold Ashanti United States Of America [Member] USD ($)	Mar. 31, 2012 Anglo Gold Ashanti [Member] USD ($)	Mar. 31, 2012 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 370
Authorized by the directors but not yet contracted for	1,444
Total Capital Expenditure Commitments	1,814
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	3,028
Financial Guarantees [Line Items]
Financial Guarantees Surety																												13	100
Financial Guarantees Reclamation Bonds																														101
Financial Guarantees, Environmental Bonds																																33
Financial Guarantees Environmental Guarantees																															175
Gain Contingency [Line Items]
Contingent Assets Royalty																									0	0
Royalties received in cash during the three months ended March 31, 2012.	16	8																								1
Total royalties received and receivable to date																									56
Contingent Assets Rate Payable [Dollar Per Ounce]																									600
Contingent Assets Maximum Royalty Cap																									100
Contingent Assets Royalty On Further Production Receivable [Ounces]																										1.5	1.5
Contingent Assets Ounces Produced (Ounces)																										219,005	219,005
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																										180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																										3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																									forty five days
Hedging Guarantees [Line Items]
Hedging Guarantees																							0	0
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution														0
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]															12.00%
Contingent Liabilities Gold Deliveries Sales Tax															91	56	35
Contingent Liabilities Other Tax Disputes															42			10	23	9		0
Contingent Liabilities Indirect Taxes																					14
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure				0		1,026	742		791	0
Line Of Credit Facility Maximum Borrowing Capacity	1,000		1,000		1,000						600
Line Of Credit Facility Revolving Credit Facility Period (Years)				four year						four year	four year
Debt Instrument Face Amount	$ 1,000		$ 1,000					$ 732.5	$ 789			$ 700	$ 300
Debt Instrument Interest Rate Stated Percentage								3.50%	6.00%			5.38%	6.50%

Recent Developments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Subsequent Event [Line Items]
Current Rate of Tax (Percent)	25.00%
Tax Rate As Per Stability Agreement (Percent)	30.00%
Change In Enacted Tax Rate (Percent)	35.00%
Acquisition [Member] | Serra Grande [Member]
Subsequent Event [Line Items]
Equity Interest in Acquiree [Percentage]	50.00%
Equity Interest Acquired [Percentage]	50.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid	220
Business Acquisition, Date of Acquisition Agreement	29 May 2012
Acquisition [Member] | First Uranium Corporation [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid	335

Declaration of Dividends (Details)	3 Months Ended		12 Months Ended		3 Months Ended												12 Months Ended		3 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Mar. 31, 2012 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Mar. 31, 2012 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Mar. 31, 2012 Common stock [Member] C D Is [Member]	Mar. 31, 2012 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Mar. 31, 2012 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2012 Common stock [Member] G H Ds [Member]	Mar. 31, 2012 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Mar. 31, 2012 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2012 Common stock [Member] ADSs [Member]	Mar. 31, 2012 Common stock [Member] ADSs [Member] Final Dividend Prior Year [Member]	Mar. 31, 2012 Common stock [Member] ADSs [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Mar. 31, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Mar. 31, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date		Feb 14, 2012			May 8, 2012	May 8, 2012										Feb 14, 2012			May 8, 2012	May 8, 2012
Record date		Mar 9, 2012			Jun 1, 2012	Jun 1, 2012										Mar 9, 2012			Jun 1, 2012	Jun 1, 2012
Dividend withholding tax rate [Percent]	15.00%
Dividends Payable, Date to be Paid, Day, Month and Year		Mar 16, 2012			Jun 8, 2012	Jun 8, 2012		Mar 16, 2012	Jun 8, 2012		Mar 19, 2012	Jun 11, 2012		Mar 26, 2012	Jun 18, 2012	Mar 16, 2012			Jun 8, 2012	Jun 8, 2012
Common Stock, Dividends, Per Share, Declared [in currency per share]			$ 0.26401	2	$ 0.11806	1											$ 0.13201	1	$ 0.05903	0.5
Common Stock, Dividends, Per Share, Net of Withholding Tax [in currency per share]			$ 0.26401	2	$ 0.10035	0.85											$ 0.13201	1	$ 0.05018	0.425
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)										100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)							0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)													1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Mar. 31, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents					$ 1,216	$ 1,216	$ 0	$ 0
Marketable Equity Securities					85	85	0	0
Mandatory convertible bonds					(678)	(678)	0	0
Embedded Derivatives					(1)	0	(1)	0
Option Component Of Convertible Bonds					(49)	0	(49)	0
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			109.63%
Fair value of bond excluding conversion feature (percent)			102.93%
Fair value of conversion feature (percent)			6.69%
Total issued bond value ($ million)	$ 1,000	$ 1,000	$ 732.5	$ 732.5

Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales and other income	$ 1,720	$ 1,435
Product sales	1,706	1,422
Interest, dividends and other	14	13
Costs and expenses	1,068	1,077
Production costs	785	708
Exploration costs	75	57
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	70	68
Royalties paid	48	40
Market development costs	1	3
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Interest expense	44	44
Accretion expense	8	7
Employment severance costs	3	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(27)	(2)
Non-hedge derivative (gain)/loss and movement on bonds	(124)	(41)
Income/(loss) before income tax provision	652	358
Taxation expense	(265)	(124)
Equity income in associates	10	9
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	397	243
Preferred Stock Dividends	0	0
Net income/(loss)	397	243
Less: Net income attributable to noncontrolling interests	(13)	(6)
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Comprehensive income	501	189
Comprehensive income attributable to noncontrolling interests	(15)	(5)
Comprehensive income attributable to AngloGold Ashanti	486	184
ASSETS
Current Assets	2,822		2,631
Cash and cash equivalents	1,216	619	1,112	586
Restricted cash	54		35
Receivables, inter-group balances and other current assets	1,552		1,484
Property, plant and equipment, net	6,359		6,123
Acquired properties, net	785		779
Goodwill	183		182
Other intangibles, net	38		31
Inventory, Noncurrent	31		31
Materials on the leach pad	404		393
Other long-term assets and deferred taxation assets	1,076		1,015
Total assets	11,698		11,185
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	959		919
Other non-current liabilities	67		63
Long Term Debt	2,398		2,473
Derivatives	50		93
Deferred taxation liabilities	1,370		1,242
Provision for environmental rehabilitation	667		653
Other accrued liabilities	36		35
Provision for pension and other post-retirement medical benefits	214		185
Commitments and contingencies	0		0
Equity	5,937	4,750	5,522	4,589
Stock issued	13		13
Additional paid in capital	8,755		8,740
Accumulated (deficit)/profit	(2,292)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(694)		(796)
Total AngloGold Ashanti stockholders' equity	5,782		5,382
Noncontrolling interests	155		140
Total liabilities and equity	11,698		11,185
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	554	591
Product sales	524	560
Interest, dividends and other	30	31
Costs and expenses	437	412
Production costs	281	251
Exploration costs	8	4
Related Party Transactions	(4)	(4)
General and administrative expenses/(recoveries)	50	56
Royalties paid	12	14
Market development costs	0	1
Depreciation, depletion and amortization	80	94
Impairment of assets	0	1
Interest expense	1	2
Accretion expense	3	3
Employment severance costs	2	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	4	(13)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	117	179
Taxation expense	(38)	(59)
Equity income in associates	5	7
Equity income/(loss) in subsidiaries	310	123
Income/(loss) from continuing operations	394	250
Preferred Stock Dividends	(10)	(13)
Net income/(loss)	384	237
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Comprehensive income	486	184
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	486	184
ASSETS
Current Assets	943		833
Cash and cash equivalents	295	181	388	152
Restricted cash	1		1
Receivables, inter-group balances and other current assets	647		444
Property, plant and equipment, net	2,070		1,940
Acquired properties, net	174		167
Goodwill	0		0
Other intangibles, net	15		9
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,779		4,362
Total assets	7,981		7,311
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,077		889
Other non-current liabilities	53		49
Long Term Debt	35		33
Derivatives	0		0
Deferred taxation liabilities	675		641
Provision for environmental rehabilitation	159		147
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	200		170
Commitments and contingencies	0		0
Equity	5,782		5,382
Stock issued	13		13
Additional paid in capital	8,755		8,740
Accumulated (deficit)/profit	(2,292)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(694)		(796)
Total AngloGold Ashanti stockholders' equity	5,782		5,382
Noncontrolling interests	0		0
Total liabilities and equity	7,981		7,311
Iomco [Member]
Income Statement [Abstract]
Sales and other income	1	0
Product sales	0	0
Interest, dividends and other	1	0
Costs and expenses	25	30
Production costs	0	0
Exploration costs	2	4
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(3)	9
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	17	17
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	9	0
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(24)	(30)
Taxation expense	(1)	0
Equity income in associates	5	2
Equity income/(loss) in subsidiaries	185	111
Income/(loss) from continuing operations	165	83
Preferred Stock Dividends	0	0
Net income/(loss)	165	83
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	165	83
Comprehensive income	171	83
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	171	83
ASSETS
Current Assets	2,575		2,469
Cash and cash equivalents	521	156	458	114
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,054		2,011
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,141		3,558
Total assets	6,716		6,027
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,571		1,550
Other non-current liabilities	0		0
Long Term Debt	994		994
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,151		3,483
Stock issued	5,320		5,269
Additional paid in capital	460		435
Accumulated (deficit)/profit	(1,629)		(2,220)
Accumulated Other Comprehensive Income And Reserves	0		(1)
Total AngloGold Ashanti stockholders' equity	4,151		3,483
Noncontrolling interests	0		0
Total liabilities and equity	6,716		6,027
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	1,201	884
Product sales	1,182	862
Interest, dividends and other	19	22
Costs and expenses	644	627
Production costs	504	457
Exploration costs	65	49
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	15	6
Royalties paid	36	26
Market development costs	1	2
Depreciation, depletion and amortization	109	98
Impairment of assets	0	0
Interest expense	26	25
Accretion expense	5	4
Employment severance costs	1	1
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	6	0
Non-hedge derivative (gain)/loss and movement on bonds	(124)	(41)
Income/(loss) before income tax provision	557	257
Taxation expense	(226)	(65)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	331	192
Preferred Stock Dividends	(10)	(13)
Net income/(loss)	321	179
Less: Net income attributable to noncontrolling interests	(13)	(6)
Net income/(loss) - attributable to AngloGold Ashanti	308	173
Comprehensive income	333	192
Comprehensive income attributable to noncontrolling interests	(15)	(5)
Comprehensive income attributable to AngloGold Ashanti	318	187
ASSETS
Current Assets	3,708		3,486
Cash and cash equivalents	400	282	266	320
Restricted cash	53		34
Receivables, inter-group balances and other current assets	3,255		3,186
Property, plant and equipment, net	4,289		4,183
Acquired properties, net	611		612
Goodwill	199		198
Other intangibles, net	23		22
Inventory, Noncurrent	31		31
Materials on the leach pad	404		393
Other long-term assets and deferred taxation assets	853		815
Total assets	10,118		9,740
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	3,078		2,992
Other non-current liabilities	47		46
Long Term Debt	1,369		1,446
Derivatives	50		93
Deferred taxation liabilities	690		596
Provision for environmental rehabilitation	508		506
Other accrued liabilities	36		35
Provision for pension and other post-retirement medical benefits	14		15
Commitments and contingencies	0		0
Equity	4,326		4,011
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(1,046)		(3,521)
Accumulated Other Comprehensive Income And Reserves	4,102		6,277
Total AngloGold Ashanti stockholders' equity	4,172		3,872
Noncontrolling interests	154		139
Total liabilities and equity	10,118		9,740
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(36)	(40)
Product sales	0	0
Interest, dividends and other	(36)	(40)
Costs and expenses	(38)	8
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	8	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(46)	11
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	2	(48)
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(495)	(234)
Income/(loss) from continuing operations	(493)	(282)
Preferred Stock Dividends	20	26
Net income/(loss)	(473)	(256)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(473)	(256)
Comprehensive income	(489)	(270)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(489)	(270)
ASSETS
Current Assets	(4,404)		(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,404)		(4,157)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(16)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(8,697)		(7,720)
Total assets	(13,117)		(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(4,767)		(4,512)
Other non-current liabilities	(33)		(32)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	5		5
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,322)		(7,354)
Stock issued	(6,217)		(6,166)
Additional paid in capital	(679)		(654)
Accumulated (deficit)/profit	2,675		5,741
Accumulated Other Comprehensive Income And Reserves	(4,102)		(6,276)
Total AngloGold Ashanti stockholders' equity	(8,323)		(7,355)
Noncontrolling interests	1		1
Total liabilities and equity	$ (13,117)		$ (11,893)

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 576	$ 503
Net income/(loss)	397	243
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(8)	6
Depreciation, depletion and amortization	189	192
Impairment of assets	0	1
Deferred taxation	102	69
Other non cash items	(98)	(16)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	22	7
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(56)	(66)
Inventories	(23)	1
Accounts payable and other current liabilities	51	66
Net cash (used)/generated in investing activities	(381)	(269)
Increase in non-current investments	(84)	(55)
Loans advanced to associates and equity accounted joint ventures	(15)	0
Additions to property, plant and equipment	(312)	(234)
Interest capitalized and paid	(2)	0
Proceeds on sale of mining assets	1	2
Expenditure on intangible assets	(7)	0
Proceeds on sale of investments	56	15
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary disposed	0	(11)
Change in restricted cash	(18)	5
Net cash generated/(used) by financing activities	(113)	(194)
Repayments of debt	(4)	(152)
Issuance of stock	0	1
Debt issue costs	(8)	0
Dividends (Paid)/Received	(101)	(43)
Net increase/(decrease) in cash and cash equivalents	82	40
Effect of exchange rate changes on cash	22	(7)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - March 31,	1,216	619
Cash and cash equivalents - January 1, 2011	1,112
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	108	272
Net income/(loss)	384	237
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	(13)
Depreciation, depletion and amortization	80	94
Impairment of assets	0	1
Deferred taxation	5	56
Other non cash items	(404)	(165)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	20	2
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	39	75
Receivables	(18)	(3)
Inventories	(8)	3
Accounts payable and other current liabilities	5	(15)
Net cash (used)/generated in investing activities	(108)	(85)
Increase in non-current investments	0	0
Loans advanced to associates and equity accounted joint ventures	0
Additions to property, plant and equipment	(103)	(95)
Interest capitalized and paid	0
Proceeds on sale of mining assets	0	1
Expenditure on intangible assets	(5)
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		9
Loans receivable advanced	0
Cash of subsidiary disposed	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	(111)	(154)
Repayments of debt	0	(99)
Issuance of stock	0	1
Share issue expenses		0
Debt issue costs	0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	(111)	(56)
Net increase/(decrease) in cash and cash equivalents	(111)	33
Effect of exchange rate changes on cash	18	(4)
Cash and cash equivalents - January 1,	388	152
Cash and cash equivalents - March 31,	295	181
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(38)	41
Net income/(loss)	165	83
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	9	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(190)	(113)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(35)	57
Receivables	(1)	0
Inventories	0	0
Accounts payable and other current liabilities	14	14
Net cash (used)/generated in investing activities	(21)	(19)
Increase in non-current investments	(41)	(19)
Loans advanced to associates and equity accounted joint ventures	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	20	0
Proceeds on disposal of subsidiary		0
Loans receivable advanced	0
Cash of subsidiary disposed	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	122	20
Repayments of debt	0	(50)
Issuance of stock	77	40
Share issue expenses		0
Debt issue costs	0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	45	30
Net increase/(decrease) in cash and cash equivalents	63	42
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	458	114
Cash and cash equivalents - March 31,	521	156
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	526	216
Net income/(loss)	321	179
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	24	8
Depreciation, depletion and amortization	109	98
Impairment of assets	0	0
Deferred taxation	97	13
Other non cash items	(3)	43
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	2	5
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(4)	(132)
Receivables	(37)	(63)
Inventories	(15)	(2)
Accounts payable and other current liabilities	32	67
Net cash (used)/generated in investing activities	(252)	(165)
Increase in non-current investments	(43)	(36)
Loans advanced to associates and equity accounted joint ventures	(15)
Additions to property, plant and equipment	(209)	(139)
Interest capitalized and paid	(2)
Proceeds on sale of mining assets	1	1
Expenditure on intangible assets	(2)
Proceeds on sale of investments	36	15
Proceeds on disposal of subsidiary		0
Loans receivable advanced	0
Cash of subsidiary disposed	0	(11)
Change in restricted cash	(18)	5
Net cash generated/(used) by financing activities	(144)	(86)
Repayments of debt	(4)	(3)
Issuance of stock	(77)	(40)
Share issue expenses		0
Debt issue costs	(8)
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	(55)	(43)
Net increase/(decrease) in cash and cash equivalents	130	(35)
Effect of exchange rate changes on cash	4	(3)
Cash and cash equivalents - January 1,	266	320
Cash and cash equivalents - March 31,	400	282
Cash and cash equivalents - January 1, 2011			320
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(20)	(26)
Net income/(loss)	(473)	(256)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(46)	11
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	499	219
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Loans advanced to associates and equity accounted joint ventures	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Proceeds on sale of mining assets	0	0
Expenditure on intangible assets	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		0
Loans receivable advanced	0
Cash of subsidiary disposed	0	0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	20	26
Repayments of debt	0	0
Issuance of stock	0	0
Share issue expenses		0
Debt issue costs	0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	20	26
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - March 31,	$ 0	$ 0